Financial instruments and fair value disclosures (Tables)	12 Months Ended
Sep. 30, 2021
Financial instruments and fair value disclosures
Summary of financial assets at amortised cost

	Carrying value	Fair value
	$30 September 2021	30 September 2021
Cash and cash equivalents	86,965,789	86,965,789
Trade and other receivables	56,591	56,591
	87,022,380	87,022,380

	Carrying value	Fair value
	$30 September 2020	30 September 2020
Cash and cash equivalents	194,602	194,602
Trade and other receivables	215,835	215,835
	410,437	410,437

	Carrying value	Fair value
	30 September 2019	30 September 2019
Cash and cash equivalents	4,226,524	4,226,524
Trade and other receivables	883,522	883,522
	5,110,046	5,110,046

Summary of financial liabilities at amortised cost

	Carrying value	Fair value
	$30 September 2021	30 September 2021
Trade and other payables	16,658,633	16,658,633
Deferred government grants	2,459,413	2,459,413
	19,118,046	19,118,046

	Carrying value	Fair value
	$30 September 2020	30 September 2020
Trade and other payables	2,054,281	2,054,281
Deferred government grants	534,074	534,074
Bridging finance	1,033,632	1,033,632
Convertible loans	4,426,340	4,426,340
	8,048,327	8,048,327

	Carrying value	Fair value
	$30 September 2019	30 September 2019
Trade and other payables	3,728,707	3,728,707
Deferred government grants	206,696	206,696
Convertible loans	3,297,468	3,297,468
	7,232,871	7,232,871

Schedule of Financial liabilities at fair value through profit or loss

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
	$2021	2021	2021
Warrant liability	128,038,431	75,899,762	52,138,669
	128,038,431	75,899,762	52,138,669

Disclosure of Foreign exchange Risk

Year ended 30/09/2021 ’000	/£
Parent	—
UK subsidiary	23,019
Total	23,019

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 5.88% then the effect on loss would be as follows:

Year ended 30/09/2021 ’000	$
Reasonable shift	5.88%
Total effect on Loss of +ve movements	(1,353)
Total effect on Loss of -ve movements	1,353

Summary of maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis

	Trade and	Deferred
2021	other	government
$	payables	grants	Total
On demand	—	—	—
Within one year	17,068,655	—	17,068,655
More than one year but less than two years	—	—	—
More than two year but less than five years	—	2,459,413	2,459,413
More than five years	—	—	—
	17,068,655	2,459,413	19,528,068

24.    Financial instruments and fair value disclosures (continued)

	Trade and	Deferred
2020	other	government		Convertible
$	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	2,385,777	—	1,033,632	4,426,340	7,845,749
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	534,074	—	—	534,074
More than five years	—	—	—	—	—
	2,385,777	534,074	1,033,632	4,426,340	8,379,823

	Trade and	Deferred
2019	other	government		Convertible
$	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	3,798,286	—	—	—	3,798,286
More than one year but less than two years	—	—	—	3,297,468	3,297,468
More than two year but less than five years	—	206,696	—	—	206,696
More than five years	—	—	—	—	—
	3,798,286	206,696	—	3,297,468	7,302,450